Quarterly Holdings Report
for
Fidelity® Intermediate Government Income Fund
November 30, 2024
SLM-NPRT1-0125
1.809098.120
Collateralized Mortgage Obligations - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
Fannie Mae Guaranteed REMICS Series 2017-37 Class AB, 2.55% 9/25/2046	1,381,730	1,248,660
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	436,453	381,394
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	104,572	85,845
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	110,675	91,449
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	117,616	97,185
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	98,106	85,487
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	159,053	137,830
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	161,448	146,572
Fannie Mae Guaranteed REMICS Series 2022-13 Class MA, 3% 5/25/2044	634,078	595,326
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	1,254,732	1,095,640
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	115,183	100,251
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	229,859	195,577
Fannie Mae Guaranteed REMICS Series 2022-66 Class KA, 5% 10/25/2052	286,629	285,188
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	229,630	208,131
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	91,575	79,557
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	199,167	179,728
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	967,560	914,326
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	480,503	392,860
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	571,904	494,392
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	114,481	101,721
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	119,277	103,547
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	119,813	106,343
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	134,299	115,300
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	90,935	80,816
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	410,245	367,421
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class LA, 3% 10/25/2048	271,949	246,473
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	97,598	86,810
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	740,904	707,690
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	267,303	251,287
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	343,784	321,694
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	421,158	401,606
TOTAL UNITED STATES		9,706,106
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,607,255)		9,706,106

Commercial Mortgage Securities - 13.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 13.7%
Freddie Mac Multiclass Mortgage participation certificates Series 2015-K044 Class A2, 2.811% 1/25/2025	536,416	534,125
Freddie Mac Multiclass Mortgage participation certificates Series 2015-K045 Class A2, 3.023% 1/25/2025	2,022,916	2,013,526
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K043 Class A2, 3.062% 12/25/2024	462,569	461,040
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K048 Class A2, 3.284% 6/25/2025 (b)	8,876,808	8,810,295
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	1,062,558	1,051,017
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K050 Class A2, 3.334% 8/25/2025 (b)	1,147,788	1,136,604
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K051 Class A2, 3.308% 9/25/2025	2,229,043	2,204,514
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-KPLB Class A, 2.77% 5/25/2025	1,300,000	1,285,927
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K052 Class A2, 3.151% 11/25/2025	4,195,372	4,138,466
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	2,300,000	2,266,100
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	2,190,073	2,139,040
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	2,000,000	1,945,380
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	2,000,000	1,943,237
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	2,500,000	2,423,444
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (b)	500,000	488,037
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	500,000	489,441
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	2,200,000	2,139,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	3,200,000	3,098,452
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	300,000	290,450
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	600,000	588,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K084 Class A2, 3.78% 10/25/2028	1,200,000	1,169,622
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K731 Class A2, 3.6% 2/25/2025	220,967	220,034
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K732 Class A2, 3.7% 5/25/2025	1,532,695	1,523,449
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K733 Class A2, 3.75% 8/25/2025	1,856,614	1,841,606
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	892,628	879,905
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	1,062,082	1,037,696
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	998,029	966,682
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	11,000,000	10,175,896
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K747 Class A2, 2.05% 11/25/2028	500,000	456,785
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 5.3995% 4/25/2029 (b)(c)	2,299,658	2,305,985
FREMF Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/2025 (d)	4,350,000	4,285,424
TOTAL UNITED STATES		64,309,488
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $64,178,073)		64,309,488

U.S. Government Agency - Mortgage Securities - 5.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.3%
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	360,959	307,364
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	77,937	75,449
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051 (e)	597,338	506,337
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	18,245	16,064
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	41,788	36,962
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	1,225,152	1,136,104
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	36,832	35,484
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	95,735	91,916
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	65,352	63,219
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	25,299	24,382
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (f)	321,730	283,063
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	74,815	72,164
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	155,956	149,788
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	440,228	402,866
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	339,624	309,226
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	88,334	80,759
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	301,023	298,531
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (f)	432,370	429,466
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	247,012	244,967
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	131,939	130,682
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052 (f)	135,078	133,875
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	104,876	106,035
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	185,329	188,384
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	49,294	49,972
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	271,948	278,413
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (e)(f)	349,243	358,091
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	141,629	145,311
Freddie Mac Gold Pool 2.5% 11/1/2041	1,295,203	1,142,002
Freddie Mac Gold Pool 2.5% 2/1/2042	242,057	214,636
Freddie Mac Gold Pool 2.5% 5/1/2041	526,077	467,139
Freddie Mac Gold Pool 3% 12/1/2030	18,945	18,237
Freddie Mac Gold Pool 3% 2/1/2033	17,832	17,186
Freddie Mac Gold Pool 3% 9/1/2034	287,026	272,961
Freddie Mac Gold Pool 3.5% 1/1/2034	229,578	222,765
Freddie Mac Gold Pool 3.5% 3/1/2052 (f)	506,006	462,139
Freddie Mac Gold Pool 3.5% 3/1/2052 (f)	240,498	219,799
Freddie Mac Gold Pool 3.5% 3/1/2052 (e)(f)	577,262	527,199
Freddie Mac Gold Pool 3.5% 5/1/2051 (f)	336,539	307,180
Freddie Mac Gold Pool 5% 10/1/2052	296,726	294,269
Freddie Mac Gold Pool 5% 11/1/2052	266,613	264,822
Freddie Mac Gold Pool 5% 12/1/2052 (e)	599,386	594,049
Freddie Mac Gold Pool 5.5% 9/1/2052	238,156	240,193
Freddie Mac Gold Pool 6.5% 10/1/2053	339,269	351,269
Freddie Mac Gold Pool 6.5% 10/1/2053	326,481	338,948
Freddie Mac Non Gold Pool 6% 9/1/2053	45,810	46,641
Ginnie Mae I Pool 2.5% 12/20/2051	501,907	424,367
Ginnie Mae I Pool 2.5% 8/20/2051	423,794	358,850
Ginnie Mae I Pool 2.5% 9/20/2051	371,650	314,698
Ginnie Mae II Pool 2% 1/1/2055 (g)	400,000	329,188
Ginnie Mae II Pool 2% 12/1/2054 (g)	625,000	513,867
Ginnie Mae II Pool 6% 1/1/2055 (g)	725,000	732,023
Ginnie Mae II Pool 6% 12/1/2054 (g)	1,250,000	1,263,086
Uniform Mortgage Backed Securities 2% 1/1/2055 (g)	1,225,000	983,302
Uniform Mortgage Backed Securities 2% 12/1/2039 (g)	300,000	268,991
Uniform Mortgage Backed Securities 2% 12/1/2054 (g)	5,000,000	4,008,594
Uniform Mortgage Backed Securities 2.5% 12/1/2054 (g)	1,475,000	1,234,852
Uniform Mortgage Backed Securities 3% 12/1/2039 (g)	650,000	611,863
Uniform Mortgage Backed Securities 3.5% 12/1/2054 (g)	2,300,000	2,084,195
TOTAL UNITED STATES		25,084,184
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $25,246,105)		25,084,184

U.S. Treasury Obligations - 75.4%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 5/15/2044	4.56 to 4.58	3,220,000	3,279,872
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.49	640,000	665,300
US Treasury Notes 0.25% 10/31/2025	0.38	840,000	809,163
US Treasury Notes 0.25% 7/31/2025	0.27	6,029,000	5,866,264
US Treasury Notes 0.375% 12/31/2025	0.40	4,210,000	4,034,857
US Treasury Notes 0.75% 8/31/2026	0.95 to 4.64	12,364,000	11,647,274
US Treasury Notes 1.125% 8/31/2028	1.13 to 1.14	53,595,000	48,063,830
US Treasury Notes 1.25% 12/31/2026	1.26	3,278,000	3,089,003
US Treasury Notes 1.25% 9/30/2028	1.45	580,000	521,479
US Treasury Notes 1.5% 1/31/2027	1.50 to 1.57	5,049,000	4,771,699
US Treasury Notes 1.875% 2/28/2027	1.71	5,600,000	5,327,000
US Treasury Notes 2.5% 2/28/2026	2.38 to 2.67	9,441,000	9,238,166
US Treasury Notes 2.625% 7/31/2029	2.83	410,000	384,503
US Treasury Notes 2.75% 5/31/2029	2.87	2,897,000	2,736,760
US Treasury Notes 2.75% 7/31/2027	2.68 to 2.71	2,880,000	2,779,538
US Treasury Notes 2.75% 8/15/2032	2.79 to 3.99	13,693,000	12,428,537
US Treasury Notes 2.875% 11/30/2025	2.78 to 2.83	6,513,000	6,419,019
US Treasury Notes 2.875% 4/30/2029	2.97	600,000	570,328
US Treasury Notes 2.875% 5/15/2032	2.84 to 2.86	2,646,000	2,430,289
US Treasury Notes 3.125% 11/15/2028	2.69 to 3.01	8,510,000	8,206,831
US Treasury Notes 3.375% 5/15/2033	3.83	290,000	273,506
US Treasury Notes 3.5% 1/31/2028	3.83	1,920,000	1,884,675
US Treasury Notes 3.5% 2/15/2033	3.91	730,000	696,123
US Treasury Notes 3.5% 9/30/2029	3.56 to 3.58	7,540,000	7,345,020
US Treasury Notes 3.625% 3/31/2030	3.40 to 3.55	4,740,000	4,630,943
US Treasury Notes 3.625% 5/15/2026	4.05 to 4.16	2,030,000	2,012,005
US Treasury Notes 3.75% 6/30/2030	3.86	18,410,000	18,078,476
US Treasury Notes 3.875% 1/15/2026	3.92	1,680,000	1,671,994
US Treasury Notes 3.875% 12/31/2027	3.66 to 3.95	1,800,000	1,787,482
US Treasury Notes 3.875% 8/15/2034	3.71 to 3.80	4,680,000	4,560,442
US Treasury Notes 4% 1/15/2027	4.14	4,740,000	4,723,151
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	700,000	695,160
US Treasury Notes 4% 10/31/2029	4.14 to 4.15	6,300,000	6,272,438
US Treasury Notes 4% 6/30/2028	3.95 to 4.04	8,620,000	8,586,665
US Treasury Notes 4% 7/31/2029	3.83	200,000	199,167
US Treasury Notes 4% 7/31/2030	4.07 to 4.18	2,560,000	2,545,000
US Treasury Notes 4.125% 10/31/2026 (i)	4.15	30,000,000	29,957,814
US Treasury Notes 4.125% 11/15/2032	3.45 to 3.52	3,130,000	3,125,598
US Treasury Notes 4.125% 11/30/2031	4.13	3,110,000	3,109,028
US Treasury Notes 4.125% 2/15/2027	4.40 to 4.49	22,940,000	22,914,910
US Treasury Notes 4.125% 3/31/2031	4.36 to 4.71	3,670,000	3,668,566
US Treasury Notes 4.125% 8/31/2030	4.19 to 4.61	3,770,000	3,769,853
US Treasury Notes 4.25% 12/31/2025	5.07	2,030,000	2,027,463
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.36	4,250,000	4,277,393
US Treasury Notes 4.25% 3/15/2027	4.36 to 4.42	7,250,000	7,263,877
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	3,960,000	3,984,658
US Treasury Notes 4.25% 6/30/2031	3.99 to 4.45	4,920,000	4,953,056
US Treasury Notes 4.375% 11/30/2028	4.11 to 4.15	6,350,000	6,410,027
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.31	2,016,000	2,042,381
US Treasury Notes 4.375% 12/15/2026	4.18	760,000	762,672
US Treasury Notes 4.375% 5/15/2034	4.28	670,000	679,108
US Treasury Notes 4.375% 7/31/2026	4.10	1,000,000	1,002,109
US Treasury Notes 4.5% 11/15/2025	4.06	2,400,000	2,402,681
US Treasury Notes 4.5% 3/31/2026	5.00	3,237,000	3,245,345
US Treasury Notes 4.625% 11/15/2026	4.34 to 4.68	12,958,000	13,059,234
US Treasury Notes 4.625% 3/15/2026	4.07	620,000	622,446
US Treasury Notes 4.625% 9/30/2028	4.57 to 4.76	10,550,000	10,735,449
US Treasury Notes 4.625% 9/30/2030	4.57	11,400,000	11,693,461
US Treasury Notes 4.875% 10/31/2028	4.52 to 4.65	258,000	264,954
US Treasury Notes 4.875% 10/31/2030	4.31 to 4.92	12,410,000	12,894,766
TOTAL U.S. TREASURY OBLIGATIONS (Cost $362,635,155)			354,098,808

Money Market Funds - 12.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.64	33,692,877	33,699,616
Fidelity Securities Lending Cash Central Fund (j)(k)	4.64	23,995,954	23,998,353
TOTAL MONEY MARKET FUNDS (Cost $57,697,969)			57,697,969

TOTAL INVESTMENT IN SECURITIES - 108.8% (Cost $519,364,557)	510,896,555
NET OTHER ASSETS (LIABILITIES) - (8.8)%	(41,246,882)
NET ASSETS - 100.0%	469,649,673

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 12/1/2054	(400,000)	(328,875)
Ginnie Mae II Pool 2.5% 12/1/2054	(1,400,000)	(1,197,000)
Ginnie Mae II Pool 6% 12/1/2054	(1,075,000)	(1,086,254)
Uniform Mortgage Backed Securities 2% 12/1/2039	(300,000)	(268,992)
Uniform Mortgage Backed Securities 2% 12/1/2054	(2,450,000)	(1,964,211)
Uniform Mortgage Backed Securities 2.5% 12/1/2054	(6,775,000)	(5,671,945)
Uniform Mortgage Backed Securities 3% 12/1/2039	(650,000)	(611,863)
Uniform Mortgage Backed Securities 3% 12/1/2054	(3,700,000)	(3,223,914)
Uniform Mortgage Backed Securities 3.5% 12/1/2054	(2,300,000)	(2,084,195)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(16,437,249)

TOTAL TBA SALE COMMITMENTS (Proceeds $16,286,059)		(16,437,249)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	463	Mar 2025	51,479,813	701,065	701,065
CBOT 2-Year U.S. Treasury Note Contracts (United States)	389	Mar 2025	80,176,547	230,298	230,298
CBOT Long Term U.S. Treasury Bond Contracts (United States)	14	Mar 2025	1,673,000	44,868	44,868

TOTAL PURCHASED					976,231

Sold

Interest Rate Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	23	Mar 2025	2,474,836	(20,518)	(20,518)

TOTAL FUTURES CONTRACTS					955,713
The notional amount of futures purchased as a percentage of Net Assets is 28.5%
The notional amount of futures sold as a percentage of Net Assets is 0.5%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2026	1,988,000	(33,455)	0	(33,455)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2027	34,144,000	800,121	0	800,121
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2031	4,163,000	165,529	0	165,529
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2044	2,846,000	195,946	0	195,946
TOTAL INTEREST RATE SWAPS							1,128,141	0	1,128,141

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,285,424 or 0.9% of net assets.

(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,196,525.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,693,933.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security is on loan at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	24,364,327	43,941,909	34,606,620	411,979	-	-	33,699,616	0.1%
Fidelity Securities Lending Cash Central Fund	-	84,754,813	60,756,460	6,941	-	-	23,998,353	0.1%
Total	24,364,327	128,696,722	95,363,080	418,920	-	-	57,697,969

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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